Commitments and Contingencies (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Sep. 15, 2019
Lease payments next twelve months	$ 180,195
Lease payments next two months	370,902
Lease payments next three months	304,892
Lease payments next four months	16,135
Lease payment	2,000
Right-of-use asset for operating leases	721,550		$ 663,291
Rent expense	199,170	$ 186,086
Jamboree Center [Member]
Lease payments next twelve months	21,927
Lease payments next two months	22,832
Lease payments next three months	23,737
Lease payments next four months	24,712
Lessee, Operating Lease, Liability, to be Paid, Year Five	25,686
Security deposit				$ 51,992
Speedway Commerce Center [Member]
Lease payments next twelve months	1,950
Lease payments next two months	2,028
Lease payments next three months	2,110
Security deposit				2,418
Victory Holdings [Member]
Lease payments next twelve months	867
Lease payments next three months	3,657
Lease payments next four months	3,766
Security deposit				$ 3,766
Lease payments next two and three months	$ 3,550